Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2018
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for life-contingent contract benefits

Reserve for life-contingent contract benefits
	As of December 31,
($ in millions)	2018	2017
Immediate fixed annuities:
Structured settlement annuities	$6,701	$6,994
Other immediate fixed annuities	1,714	1,855
Traditional life insurance	2,808	2,722
Accident and health insurance	876	893
Other	109	85
Total reserve for life-contingent contract benefits	$12,208	$12,549

Key assumptions generally used in calculating the reserve for life-contingent contract benefits

Key assumptions generally used in calculating the reserve for life-contingent contract benefits
Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0.0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

Contractholder funds

Contractholder funds
	As of December 31,
($ in millions)	2018	2017
Interest-sensitive life insurance	$8,229	$8,190
Investment contracts:
Fixed annuities	9,681	10,828
Other investment contracts	461	416
Total contractholder funds	$18,371	$19,434

Key contract provisions relating to contractholder funds

Key contract provisions of contractholder funds
Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities
Interest rates credited range from 0.0% to 9.8% for immediate annuities; (8.0)% to 10.8% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products

Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 13.5% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Contractholder funds activity

Contractholder funds activity
	For the years ended December 31,
($ in millions)	2018	2017	2016
Balance, beginning of year	$19,434	$20,260	$21,295
Deposits	1,109	1,130	1,164
Interest credited	650	687	722
Benefits	(844)	(901)	(966)
Surrenders and partial withdrawals	(1,135)	(999)	(1,053)
Maturities of and interest payments on institutional products	—	—	(86)
Contract charges	(824)	(826)	(829)
Net transfers from separate accounts	6	5	5
Other adjustments	(25)	78	8
Balance, end of year	$18,371	$19,434	$20,260

Variable annuity contracts with guarantees
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2018	2017
In the event of death
Separate account value	$2,711	$3,344
Net amount at risk (1)	$605	$454
Average attained age of contractholders	71 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$778	$944
Net amount at risk (2)	$264	$202
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$190	$253
Net amount at risk (3)	$16	$10
Accumulation at specified dates
Separate account value	$129	$170
Net amount at risk (4)	$26	$17
Weighted average waiting period until guarantee date	4 years	5 years

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Liabilities for guarantees

Summary of liabilities for guarantees
($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2017 (1)	$262	$29	$79	$370
Less reinsurance recoverables	87	25	34	146
Net balance as of December 31, 2017	175	4	45	224
Incurred guarantee benefits	24	—	13	37
Paid guarantee benefits	(2)	—	—	(2)
Net change	22	—	13	35
Net balance as of December 31, 2018	197	4	58	259
Plus reinsurance recoverables	111	35	39	185
Balance, December 31, 2018 (2)	$308	$39	$97	$444

Balance, December 31, 2016 (3)	$244	$44	$77	$365
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	4	34	181
Incurred guarantee benefits	34	—	11	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	32	—	11	43
Net balance as of December 31, 2017	175	4	45	224
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (1)	$262	$29	$79	$370

(1)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $225 million.

(2)
Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $109 million, variable annuity income benefits of $36 million, variable annuity accumulation benefits of $25 million, variable annuity withdrawal benefits of $14 million and other guarantees of $260 million.

(3)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $182 million.